Investment Objectives and Goals - Innovator Nasdaq-100 10 Buffer ETF - Quarterly	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 4.20% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from July 1, 2025 through September 30, 2025.